INCOME TAXES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Continuing operations:
Canadian	$ 24,802	$ (22,099)	$ (10,799)
Foreign	(43,878)	(32,579)	(39,159)
Loss before income taxes	(19,076)	(54,678)	(49,958)
Discontinued operations:
Canadian	15,617	5,898	6,456
Foreign	17,428	18,443	25,895
Earnings (loss) before income taxes from discontinued operations	33,045	24,341	32,351
Earnings (loss) before income taxes	13,969	(30,337)	(17,607)
Canadian:
Current	(106)	123
Deferred	(14,268)	1,981	(71)
Total	(14,374)	2,104	(71)
Foreign:
Current	219	1,815	379
Deferred	925	(4,884)	(3,116)
Total	1,144	(3,069)	(2,737)
Total:
Current	113	1,938	379
Deferred	(13,343)	(2,903)	(3,187)
Total	(13,230)	(965)	(2,808)
Classification:
Income tax (recovery) - continuing operations	(14,874)	(3,968)	(14,985)
Income tax expense - discontinued operations	1,644	3,003	12,177
Total	$ (13,230)	$ (965)	$ (2,808)